Trade receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Trade receivables
Trade receivables	$ 44,352	$ 58,538
Less: Allowance for doubtful accounts	(1,375)	(1,409)
Trade receivables, net	$ 42,977	$ 57,129